Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions
23.	Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	Controlled by Principal Shareholder
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	Affiliate
Kunshan Siwopu Intelligent Equipment Co., Ltd.	Affiliate
Nanjing Weibang Transmission Technology Co., Ltd.	Affiliate
Wuhan Weineng Battery Assets Co., Ltd.	Affiliate
Xunjie Energy (Wuhan) Co., Ltd.	Affiliate
Shanghai Weishang Business Consulting Co., Ltd.	Controlled by Principal Shareholder
Beijing Bit Ep Information Technology Co., Ltd.	Controlled by Principal Shareholder
Huang River Investment Limited	Controlled by Principal Shareholder
Shanghai Yiju Information Technology Co., Ltd.	Controlled by Principal Shareholder
Tianjin Boyou Information Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Yiche Information Science and Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Yiche Interactive Advertising Co., Ltd.	Controlled by Principal Shareholder
Wistron Info Comm (Kunshan) Co., Ltd.	Subsidiary’s non-controlling shareholder
Beijing Chehui Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Beijing Xinyi Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Xtronics Innovation Ltd.	Subsidiary’s non-controlling shareholder
Beijing Bitauto Interactive Technology Co., Ltd.	Controlled by Principal Shareholder
Beijing Weixu Business Consulting Co., Ltd.	Controlled by Principal Shareholder

In December 2020, Mr. Bin Li resigned as chairman of the Board in Beijing Bitauto Interactive Technology Co., Ltd Since then, Beijing Bitauto Interactive Technology Co., Ltd., Beijing Xinyi Hudong Guanggao Co., Ltd., Bite Shijie (Beijing)Keji Co., Ltd. and Beijing Chehui Hudong Guanggao Co., Ltd. were no longer controlled by Mr. Bin Li, and were no longer the Group's related parties.

(a) The Group entered into the following significant related party transactions:

(i) Provision of service

For the nine months ended September 30, 2020 and 2021, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	Nine Months Ended September 30,
	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	—	37,948
Nanjing Weibang Transmission Technology Co., Ltd	1,163	1,197
Beijing Weixu Business Consulting Co., Ltd.	—	165
Total	1,163	39,310

(ii) Acceptance of services

	Nine Months Ended September 30,
	2020	2021
Beijing Bit Ep Information Technology Co., Ltd.	4,159	3,803
Beijing Yiche Interactive Advertising Co., Ltd.	—	472
Tianjin Boyou Information Technology Co., Ltd.	1,594	217
Beijing Chehui Hudong Guanggao Co., Ltd.	61,171	—
Beijing Xinyi Hudong Guanggao Co., Ltd.	20,404	—
Beijing Yiche Information Science and Technology Co., Ltd.	234	—
Shanghai Yiju Information Technology Co., Ltd.	123	—
Total	87,685	4,491

(iii) Cost of manufacturing consignment

	Nine Months Ended September 30,
	2020	2021
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	106,188	84,915

(iv) Purchase of raw material, property and equipment

	Nine Months Ended September 30,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	8,142	455,070
Nanjing Weibang Transmission Technology Co., Ltd.	35,859	153,981
Xunjie Energy (Wuhan) Co., Ltd	—	24,920
Total	44,001	633,971

(v) Sales of goods

	Nine Months Ended September 30,
	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	30,973	2,796,637
Beijing Yiche Interactive Advertising Co.,Ltd.	—	485
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	370
Shanghai Weishang Business Consulting Co., Ltd.	—	157
Total	30,973	2,797,649

(vi) Acceptance of R&D and maintenance service

	Nine Months Ended September 30,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	554	12,767
Xunjie Energy (Wuhan) Co., Ltd.	—	231
Total	554	12,998

(vii) Loan from related party

	Nine Months Ended September 30,
	2020	2021
Beijing Bitauto Interactive Technology Co., Ltd.	133,419	—

In April 2020, the Company signed a loan agreement with Beijing Bitanto Interactive Technology Co., Ltd for a loan of RMB 130,000 at an interest rate of 6%. As of September 30, 2020, the loan has been fully repaid by the Company.

(viii) Interest Accrual

	Nine Months Ended September 30,
	2020	2021
Huang River Investment Limited	18,136	11,875
Serene View Investment Limited	101,087	—
Total	119,223	11,875

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	December 31,	September 30,
	2020	2021
Wuhan Weineng Battery Assets Co. Ltd	118,779	998,388
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd	50,000	50,000
Nanjing Weibang Transmission Technology Co., Ltd	509	268
Kunshan Siwopu Intelligent Equipment Co., Ltd	617	—
Total	169,905	1,048,656

(ii) Amounts due to related parties

	December 31,	September 30,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd	11,986	473,930
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	273,982	279,099
Nanjing Weibang Transmission Technology Co., Ltd	51,687	33,608
Xunjie Energy (Wuhan) Co., Ltd	513	18,419
Wistron Info Comm (Kunshan) Co., Ltd	3,007	2,339
Xtronics Innovation Ltd	1,493	1,161
Beijing Bit Ep Information Technology Co., Ltd	1,768	1,076
Beijing Yiche Interactive Advertising Co.,Ltd	—	472
Beijing Yiche Information Science and Technology Co., Ltd	167	—
Total	344,603	810,104

(iii) Interest payable

	December 31, 2020	September 30, 2021
Huang River Investment Limited.	3,391	75

(iv) Long-term borrowings and interest payable

	December 31,	September 30,
	2020	2021
Huang River Investment Limited.	531,507	384,429